RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of Related Party Notes Payable activity
	March 31, 2025	December 31, 2024

Beginning Balance	$10,558	$11,283
Payments	-	-
Foreign currency translation	454	(725)
Ending Balance	$11,012	$10,558

	2024	2023

Beginning Balance	$11,283	$10,912
Payments	-	-
Foreign currency translation	(725)	371
Ending Balance	$10,558	$11,283

Schedule of Related Party Loans Payable
	March 31, 2025	December 31, 2024

Beginning balance	$6,194	$13,257
Proceeds		-
Payments	(108,500)	(6,210)
Set-offs	102,039	-
Foreign currency translation	267	(853)
Ending balance	$-	$6,194

	2024	2023

Beginning balance	$13,257	$12,821
Proceeds	-	-
Payments	(6,210)	-
Foreign currency translation	(853)	436
Ending balance	$6,194	$13,257